Financial assets and liabilities and impacts on statements of consolidated operations (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities and impacts on statements of consolidated operations
Schedule of financial assets and liabilities

	AS OF DECEMBER 31, 2020
			Measurement – Statement of financial
			position (IFRS 9)
	Measurement –		Fair value
	Statement of	Fair	through profit
(amounts in thousands of euros)	financial position	value	or loss	Amortized cost
Non-current financial assets	413	413	—	413
Other receivables (excluding prepaid expenses)	5,210	5,210	—	5,210
Other current financial assets	12,924	12,924	—	12,924
Cash and cash equivalents	5,847	5,847	5,847	—
Total assets	24,394	24,394	5,847	18,547
Non-current financial liabilities	1,833	1,833	—	1,833
Current financial liabilities	13,219	13,219	7,357	5,862
Trade payables	7,985	7,985	—	7,985
Total liabilities	23,037	23,037	7,357	15,680

	AS OF DECEMBER 31, 2021
			Measurement – Statement of financial
			position (IFRS 9)
	Measurement –		Fair value
	Statement of		through profit
(amounts in thousands of euros)	financial position	Fair value	or loss	Amortized cost
Non-current financial assets (excluding deferred day one loss)	187	187		187
Other receivables (excluding prepaid expenses)	5,119	5,119	—	5,119
Other current financial assets (excluding deferred day one loss)	905	905	—	905
Cash and cash equivalents	23,926	23,926	23,926	—
Total assets	30,137	30,137	23,926	6,211
Non-current financial liabilities	6,293	6,386	—	6,386
Non-current derivative financial instruments	916	916	916	—
Current financial liabilities	12,370	12,370	6,627	5,743
Current derivative financial instruments	788	788	788	—
Trade payables	7,606	7,606	—	7,606
Tax and social liabilities	1,998	1,998	—	1,998
Other creditors and miscellaneous liabilities	381	381	—	381
Total liabilities	30,352	30,445	8,331	22,114

Schedule of impact of the financial assets and liabilities on the statements of consolidated operations

	FOR THE YEARS ENDED DECEMBER 31,
	2019		2020		2021
		Change in fair		Change in fair		Change in fair
(amounts in thousands of euros)	Interest	value	Interest	value	Interest	value
Profit or loss impact of liabilities
Liabilities at fair value : derivative financial instruments					—	(174)
Liabilities at fair value : convertible notes	—	(1,867)	—	(10,080)	—	(1,701)
Non-convertible bonds at amortized costs and interest of convertible notesissued to Kreos	(1,125)	—	(817)	—	(565)	—
Liabilities at amortized cost: advances	(33)	—	(24)	—	(33)	—